Summary of Principal Accounting Policies - Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to Noah Holdings Limited shareholders	¥ 1,314,131	$ 206,215	¥ (745,225)	¥ 829,151
Transfers from (to) the non-controlling interests:
Increase in Noah's equity from divestment of non-controlling interests	3,547	557
Increase in Noah's capital from contribution of Non controlling interests	15,689	2,462		17,640
Net transfers from (to) non-controlling interests	(167,854)	(26,340)	373	17,640
Change from net income (loss) attributable to Noah Holdings Limited shareholders and transfers from (to) non-controlling interests	1,146,277	179,875	(744,852)	¥ 846,791
Parent
Transfers from (to) the non-controlling interests:
Increase (decrease) in Noah's equity by acquiring equity interests from non-controlling interests	¥ (187,090)	$ (29,359)	¥ 373